Income taxes - Current and deferred (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income taxes
Current income taxes	$ (2,450)	$ (5,469)	$ (6,971)
Deferred income taxes	2,132	(403)	455
TOTAL INCOME TAXES	$ (318)	$ (5,872)	$ (6,516)